Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 106	$ 95	$ 91	$ 90	$ 79	$ 72	$ 75	$ 72	$ 66	$ 72	$ 79	$ 85	$ 95	$ 306	$ 260	$ 355	$ 286	$ 330
Interest expense	26	19	18	17	14	11	11	9	8	31	36	38	39	70	49	68	39	144
Net interest income	80	76	73	73	65	61	64	63	58	41	43	47	56	236	211	287	247	186
(Benefit) provision for loan losses	7	(1)	(1)	(13)	(4)	5	8	6	112	14	4	31	21	(9)	(18)	(19)	132	70
Net interest income after provision for loan losses	73	77	74	86	69	56	56	57	(54)	27	39	16	35	245	229	306	115	116
Net gain on loan sales	94	46	68	83	91	53	52	55	45	45	75	144	137	259	242	288	206	402
Loan fees and charges	22	14	17	19	17									56	53	67	73	104
Loan administration income	4	7	8	7	4	5	6	6	7	3	1	1	1	14	19	26	24	6
Net (loss) return on the mortgage servicing assets	(11)	9	12	9	(2)	2	1	5	16	17	27	31	15	(21)	19
Representation and warranty benefit	6	6	6	5	2	6	(13)	(5)	2	15	(5)	(29)	(17)	12	13	19	(10)	(36)
Other noninterest income		15	17	3	7	32	39	42	5	33	35	72	49
Noninterest expense	142	129	131	138	138	139	179	122	139	388	158	174	197	418	407	536	579	918
Income (loss) before income taxes	87	45	71	74	50	15	(38)	38	(118)	(248)	14	61	23	216	195	240	(103)	(149)
Provision (benefit) for income taxes	30	12	24	28	18	4	(10)	12	(40)	(410)	0	(6)	0	73	70	82	(34)	(416)
Net income (loss)	$ 57		47			11	(28)	26	(78)	162	14	67	23	$ 143	$ 125	158	(69)	267
Preferred stock dividend/accretion						0	0	0	(1)	(2)	(1)	(1)	(1)			$ 0	$ (1)	$ (6)
Net income (loss) from continuing operations		$ 33	$ 47	$ 46	$ 32	$ 11	$ (28)	$ 26	$ (79)	$ 160	$ 13	$ 66	$ 22
Basic (loss) income per share (in usd per share)	$ 0.98	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.79	$ 0.16	$ 1.11	$ 0.33	$ 2.21	$ 1.82	$ 2.27	$ (1.72)	$ 4.40
Diluted (loss) income per share (in usd per share)	$ 0.96	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 0.07	$ (0.61)	$ 0.33	$ (1.51)	$ 2.77	$ 0.16	$ 1.10	$ 0.33	$ 2.16	$ 1.80	$ 2.24	$ (1.72)	$ 4.37